Risk management (Details 8) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Risk Management
Total borrowings and financing (Note 16)	R$ 22,024,307	R$ 19,536,350	R$ 18,295,923	R$ 18,958,671
(-) Cash and cash equivalents (Note 6)	(2,019,391)	(838,484)
(-) Financial investments (Note 7)	(4,172,591)	(2,426,752)
Net debt	15,832,325	16,271,114
Total equity	30,680,671	29,857,376	R$ 28,080,745	R$ 27,333,533
Total (shareholders plus providers of capital)	R$ 46,512,996	R$ 46,128,490
Leverage ratio	34.00%	35.00%